Equity - Dividends - Narrative (Details) - Major ordinary share transactions $ / shares in Units, $ in Millions	Jul. 29, 2024 USD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Proposed final dividend | $	$ 1,398
Proposed final dividend per share (in US dollar per share) | $ / shares	$ 0.6298